LOSS PER SHARE - Schedule of loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Calculation of basic earnings per share:
Net loss	$ (29,715)	$ (397,789)	$ (17,050)
Loss attributed to ordinary shareholders in USD	$ (29,715)	$ (397,789)	$ (17,050)
Weighted average number of ordinary shares, Basic	80,974,653	30,030,805	18,732,473
Weighted average number of ordinary shares, Diluted	80,974,653	30,030,805	18,732,473
Basic loss per share attributed in USD	$ (0.37)	$ (13.25)	$ (0.91)
Diluted loss per share attributed in USD	$ (0.37)	$ (13.25)	$ (0.91)